UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21882
                                                     ---------

               OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--116.8%
--------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--65.1%
 $         50,000       Asheville COP                                        5.125   %        06/01/2018   $       50,774
--------------------------------------------------------------------------------------------------------------------------
          255,000       Asheville COP 1                                      6.500            02/01/2008          255,523
--------------------------------------------------------------------------------------------------------------------------
          110,000       Asheville Hsg. Authority (Woodridge
                        Apartments) 1                                        5.750            11/20/2029          113,136
--------------------------------------------------------------------------------------------------------------------------
           10,000       Asheville Hsg. Authority (Woodridge
                        Apartments) 1                                        5.800            11/20/2039           10,222
--------------------------------------------------------------------------------------------------------------------------
           10,000       Buncombe County Center for Mental Retardation
                        (Blue Ridge Area Foundation) 1                       7.750            11/01/2017           10,005
--------------------------------------------------------------------------------------------------------------------------
           75,000       Burlington Public Housing Assistance Corp.
                        (Alamance Plaza) 1                                   6.750            07/01/2024           76,847
--------------------------------------------------------------------------------------------------------------------------
          210,000       Charlotte Douglas International Airport
                        Special Facilities (US Airways) 1                    7.750            02/01/2028          224,603
--------------------------------------------------------------------------------------------------------------------------
           90,000       Charlotte-Mecklenburg Hospital Authority
                        Health Care System (CMC/CMHA/CMHC/CIR
                        Obligated Group) 1                                   5.000            01/15/2017           91,793
--------------------------------------------------------------------------------------------------------------------------
          405,000       Charlotte-Mecklenburg Hospital Authority
                        Health Care System (CMC/CMHA/CMHC/CIR
                        Obligated Group) 1                                   5.125            01/15/2022          413,294
--------------------------------------------------------------------------------------------------------------------------
           90,000       Columbus IF&PCFA (International Paper Corp.) 1       6.150            04/01/2021           92,160
--------------------------------------------------------------------------------------------------------------------------
           35,000       Cumberland County Finance Corp. (Detention
                        Center & Mental Health) 1                            5.250            06/01/2024           36,391
--------------------------------------------------------------------------------------------------------------------------
           35,000       Fayetteville State University 1                      8.200            10/01/2009           35,120
--------------------------------------------------------------------------------------------------------------------------
          185,000       Gaston IF&PCFA (National Gypsum) 1                   5.750            08/01/2035          198,366
--------------------------------------------------------------------------------------------------------------------------
           70,000       Halifax County Industrial Facilities &
                        Pollution Control (Champion International
                        Corp.) 1                                             5.450            11/01/2033           71,348
--------------------------------------------------------------------------------------------------------------------------
           70,000       Haywood County IF&PCFA (Champion International
                        Corp.) 1                                             6.850            05/01/2014           70,161
--------------------------------------------------------------------------------------------------------------------------
          305,000       Kinston Hsg. Authority (Kinston Towers) 1            6.750            12/01/2018          303,621
--------------------------------------------------------------------------------------------------------------------------
           90,000       NC Eastern Municipal Power Agency 1                  5.125            01/01/2017           91,892
--------------------------------------------------------------------------------------------------------------------------
            5,000       NC Eastern Municipal Power Agency 1                  5.375            01/01/2024            5,127
--------------------------------------------------------------------------------------------------------------------------
          250,000       NC Eastern Municipal Power Agency, Series B 1        5.500            01/01/2017          250,345
--------------------------------------------------------------------------------------------------------------------------
           35,000       NC Eastern Municipal Power Agency, Series B 1        5.500            01/01/2021           35,498
--------------------------------------------------------------------------------------------------------------------------
          655,000       NC Eastern Municipal Power Agency, Series B 1        5.500            01/01/2021          655,950
--------------------------------------------------------------------------------------------------------------------------
          515,000       NC Eastern Municipal Power Agency, Series B 1        5.500            01/01/2021          515,747
--------------------------------------------------------------------------------------------------------------------------
           20,000       NC HFA 1                                             5.450            01/01/2011           20,585
--------------------------------------------------------------------------------------------------------------------------
          100,000       NC HFA 1                                             5.625            07/01/2030          101,985
--------------------------------------------------------------------------------------------------------------------------
          285,000       NC HFA                                               5.750            03/01/2017          290,361
--------------------------------------------------------------------------------------------------------------------------
           35,000       NC HFA 1                                             6.000            01/01/2016           36,068
--------------------------------------------------------------------------------------------------------------------------
          280,000       NC HFA                                               6.000            07/01/2016          287,543
--------------------------------------------------------------------------------------------------------------------------
           20,000       NC HFA (Home Ownership)                              5.250            01/01/2022           20,569
--------------------------------------------------------------------------------------------------------------------------
           55,000       NC HFA (Home Ownership) 1                            5.950            01/01/2027           55,547
--------------------------------------------------------------------------------------------------------------------------
           30,000       NC HFA (Multifamily Hsg.) 1                          5.450            09/01/2024           30,021
--------------------------------------------------------------------------------------------------------------------------
            5,000       NC HFA (Single Family) 1                             5.200            03/01/2010            5,083
--------------------------------------------------------------------------------------------------------------------------
           15,000       NC HFA (Single Family) 1                             5.700            09/01/2026           15,363
--------------------------------------------------------------------------------------------------------------------------
            5,000       NC HFA (Single Family) 1                             5.900            03/01/2007            5,011
--------------------------------------------------------------------------------------------------------------------------
           10,000       NC HFA, Series F 1                                   6.700            01/01/2027           10,015
--------------------------------------------------------------------------------------------------------------------------
           25,000       NC HFA, Series H 1                                   5.950            07/01/2021           25,212
--------------------------------------------------------------------------------------------------------------------------


             1 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
 $          5,000       NC HFA, Series JJ 1                                  6.450   %        09/01/2027   $        5,046
--------------------------------------------------------------------------------------------------------------------------
           10,000       NC HFA, Series Z 1                                   6.600            09/01/2026           10,221
--------------------------------------------------------------------------------------------------------------------------
          280,000       NC Medical Care Commission (ARC/HDS Alamance
                        Hsg. Corp.) 1                                        5.800            10/01/2034          302,798
--------------------------------------------------------------------------------------------------------------------------
           95,000       NC Medical Care Commission (Catholic Health
                        East) 1                                              5.000            11/15/2018           97,710
--------------------------------------------------------------------------------------------------------------------------
            5,000       NC Medical Care Commission (Cypress Glen
                        Retirement Community) 1                              6.000            10/01/2033            5,316
--------------------------------------------------------------------------------------------------------------------------
          350,000       NC Medical Care Commission (GHC/GHS/GMH
                        Obligated Group) 1                                   5.400            02/15/2011          357,322
--------------------------------------------------------------------------------------------------------------------------
           45,000       NC Medical Care Commission (GHC/GHS/GMH
                        Obligated Group) 1                                   5.500            02/15/2019           46,169
--------------------------------------------------------------------------------------------------------------------------
           25,000       NC Medical Care Commission (Glenaire/The
                        Presbyterian Homes Obligated Group) 1                5.500            10/01/2031           26,091
--------------------------------------------------------------------------------------------------------------------------
          270,000       NC Medical Care Commission (Glenaire/The
                        Presbyterian Homes Obligated Group) 1                5.600            10/01/2036          283,427
--------------------------------------------------------------------------------------------------------------------------
           10,000       NC Medical Care Commission (Novant Health)           5.000            10/01/2018           10,277
--------------------------------------------------------------------------------------------------------------------------
           25,000       NC Medical Care Commission (Novant Health) 1         5.000            10/01/2024           25,639
--------------------------------------------------------------------------------------------------------------------------
            5,000       NC Medical Care Commission (Novant Health) 1         5.250            05/01/2021            5,024
--------------------------------------------------------------------------------------------------------------------------
          200,000       NC Medical Care Commission (Novant
                        Health/FMH/PH Obligated Group)                       5.000            11/01/2039          209,456
--------------------------------------------------------------------------------------------------------------------------
           35,000       NC Medical Care Commission (St. Joseph's
                        Health System)                                       5.125            10/01/2028           36,052
--------------------------------------------------------------------------------------------------------------------------
            5,000       NC Medical Care Commission (Stanley Health
                        Services) 1                                          6.250            10/01/2019            5,313
--------------------------------------------------------------------------------------------------------------------------
           35,000       NC Medical Care Commission (Stanley Total
                        Living Center) 1                                     5.375            10/01/2019           35,740
--------------------------------------------------------------------------------------------------------------------------
            5,000       NC Medical Care Commission (The United
                        Methodist Retirement Homes) 1                        5.500            10/01/2035            5,155
--------------------------------------------------------------------------------------------------------------------------
           30,000       NC Medical Care Commission (Wake County
                        Hospital System)                                     5.375            10/01/2026           30,907
--------------------------------------------------------------------------------------------------------------------------
           70,000       NC Medical Care Commission (Wake County
                        Hospital) 1                                          5.250            10/01/2017           72,076
--------------------------------------------------------------------------------------------------------------------------
           15,000       NC Medical Care Commission (Well-Spring
                        Retirement Community) 1                              6.250            01/01/2027           15,004
--------------------------------------------------------------------------------------------------------------------------
           35,000       NC Medical Care Commission Health Care (Novant
                        Health) 1                                            5.250            05/01/2026           35,151
--------------------------------------------------------------------------------------------------------------------------
          100,000       NC Medical Care Commission Health Care
                        Facilities (Moravian Home) 1                         5.100            10/01/2030          101,103
--------------------------------------------------------------------------------------------------------------------------
          135,000       NC Medical Care Commission Health Care
                        Facilities (Well-Spring Retirement Community)        5.375            01/01/2020          136,737
--------------------------------------------------------------------------------------------------------------------------
           10,000       NC Medical Care Commission Hospital (Almance
                        Health System) 1                                     5.500            08/15/2013           10,013
--------------------------------------------------------------------------------------------------------------------------
           60,000       NC Medical Care Commission Hospital (Almance
                        Health System) 1                                     5.500            08/15/2024           60,077
--------------------------------------------------------------------------------------------------------------------------
          470,000       NC Medical Care Commission Retirement
                        Facilities (Village at Brookwood) 1                  5.500 2          01/01/2032          462,715
--------------------------------------------------------------------------------------------------------------------------
           50,000       NC Municipal Power Agency                            5.125            01/01/2015           51,049
--------------------------------------------------------------------------------------------------------------------------
           50,000       Northampton County IF&PCFA (Champion
                        International Corp.) 1                               6.450            11/01/2029           52,906
--------------------------------------------------------------------------------------------------------------------------


             2 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
 $         40,000       Raleigh GO                                           5.500   %        06/01/2009   $       40,660
                                                                                                           ---------------
                                                                                                                7,046,440
U.S. POSSESSIONS--51.7%
          100,000       Guam Education Financing Foundation COP              5.000            10/01/2023          105,727
--------------------------------------------------------------------------------------------------------------------------
           50,000       Guam Power Authority, Series A 1                     5.250            10/01/2023           50,003
--------------------------------------------------------------------------------------------------------------------------
          275,000       Puerto Rico Children's Trust Fund (TASC) 1           5.375            05/15/2033          288,239
--------------------------------------------------------------------------------------------------------------------------
          430,000       Puerto Rico Children's Trust Fund (TASC) 1           5.500            05/15/2039          450,627
--------------------------------------------------------------------------------------------------------------------------
          870,000       Puerto Rico Children's Trust Fund (TASC) 1           5.625            05/15/2043          915,605
--------------------------------------------------------------------------------------------------------------------------
       16,000,000       Puerto Rico Children's Trust Fund (TASC) 1           6.342 3          05/15/2050        1,104,480
--------------------------------------------------------------------------------------------------------------------------
          100,000       Puerto Rico Commonwealth GO                          0.000 2          07/01/2028           94,817
--------------------------------------------------------------------------------------------------------------------------
           60,000       Puerto Rico Electric Power Authority, Series AA 1    5.375            07/01/2027           61,376
--------------------------------------------------------------------------------------------------------------------------
          450,000       Puerto Rico HFC, Series B 1                          5.300            12/01/2028          466,520
--------------------------------------------------------------------------------------------------------------------------
           25,000       Puerto Rico Highway & Transportation Authority 1     5.000            07/01/2022           25,507
--------------------------------------------------------------------------------------------------------------------------
           80,000       Puerto Rico Highway & Transportation Authority 1     5.500            07/01/2036           88,511
--------------------------------------------------------------------------------------------------------------------------
          230,000       Puerto Rico Highway & Transportation
                        Authority, Series J 1                                5.125            07/01/2043          240,755
--------------------------------------------------------------------------------------------------------------------------
           80,000       Puerto Rico Highway & Transportation
                        Authority, Series K 1                                5.000            07/01/2040           83,404
--------------------------------------------------------------------------------------------------------------------------
          335,000       Puerto Rico IMEPCF (American Airlines) 1             6.450            12/01/2025          341,811
--------------------------------------------------------------------------------------------------------------------------
          550,000       Puerto Rico Infrastructure 4                         5.000            07/01/2046          575,190
--------------------------------------------------------------------------------------------------------------------------
          130,000       Puerto Rico Port Authority (American
                        Airlines), Series A 1                                6.250            06/01/2026          131,951
--------------------------------------------------------------------------------------------------------------------------
           60,000       Puerto Rico Port Authority (American
                        Airlines), Series A                                  6.300            06/01/2023           60,225
--------------------------------------------------------------------------------------------------------------------------
           10,000       Puerto Rico Port Authority, Series D 1               7.000            07/01/2014           10,081
--------------------------------------------------------------------------------------------------------------------------
           10,000       Puerto Rico Public Finance Corp. 1                   5.750            08/01/2027           10,786
--------------------------------------------------------------------------------------------------------------------------
           65,000       University of Puerto Rico, Series M 1                5.250            06/01/2025           65,701
--------------------------------------------------------------------------------------------------------------------------
          200,000       University of Puerto Rico, Series Q 1                5.000            06/01/2030          210,034
--------------------------------------------------------------------------------------------------------------------------
          200,000       University of Puerto Rico, Series Q 1                5.000            06/01/2036          209,876
                                                                                                           ---------------
                                                                                                                5,591,226
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $12,592,601)-116.8%                                                          12,637,666
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(16.8)                                                                   (1,815,479)
                                                                                                           ---------------
NET ASSETS-100.0%                                                                                          $   10,822,187
                                                                                                           ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. When-issued security or forward commitment to be delivered and settled after December 31, 2006. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ARC           Assoc. of Retarded Citizens
CIR           Charlotte Institute of Rehabilitation
CMC           Carolinas Medical Center
CMHA          Charlotte-Mecklenburg Hospital Authority
CMHC          Center for Mental Health-Charlotte
COP           Certificates of Participation
FMH           Forsyth Memorial Hospital
GHC           Gaston Health Care


             3 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

GHS           Gaston Health Services
GMH           Gaston Memorial Hospital
GO            General Obligation
HFA           Housing Finance Agency
HFC           Housing Finance Corp.
IF&PCFA       Industrial Facilities & Pollution Control Financing Authority
IMEPCF        Industrial, Medical and Environmental Pollution Control Facilities
PH            Presbyterian Hospital
TASC          Tobacco Settlement Asset-Backed Bonds

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                                                           VALUE          PERCENT
--------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Payments                                                                 $  2,758,951             21.8%
Electric Utilities                                                                             1,716,987             13.6
Hospital/Health Care                                                                           1,516,374             12.0
Adult Living Facilities                                                                        1,363,985             10.8
Single Family Housing                                                                          1,299,333             10.3
Airlines                                                                                         758,590              6.0
Multifamily Housing                                                                              630,303              5.0
Special Tax                                                                                      575,190              4.6
Higher Education                                                                                 520,731              4.1
Highways/Railways                                                                                438,177              3.5
Municipal Leases                                                                                 372,036              2.7
Paper, Containers & Packaging                                                                    286,575              2.3
Manufacturing, Durable Goods                                                                     198,366              1.6
General Obligation                                                                                94,817              0.8
Sewer Utilities                                                                                   50,774              0.4
Not-for-Profit Organization                                                                       46,396              0.4
Marine/Aviation Facilities                                                                        10,081              0.1
                                                                                            ------------------------------
Total                                                                                       $ 12,637,666            100.0%
                                                                                            ==============================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


             4 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a whenissued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2006, the Fund had purchased $157,302 of securities issued on a when-issued basis or forward commitment.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2833% as of December 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

For the period ended December 31, 2006, the average daily loan balance was $906,024 at an average daily interest rate of 5.285%. The Fund had borrowings outstanding of $1,900,000 at December 31, 2006 at an interest rate of 5.2833%. The Fund had gross borrowings and gross loan repayments of $5,400,000 and $3,500,000, respectively, during the period ended December 31, 2006. The maximum amount of borrowings outstanding at any month-end during the period ended December 31, 2006 was $1,900,000. The Fund paid $300 in fees and $5,186 in interest during the period ended December 31, 2006.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $      12,592,601
                                              ==================

Gross unrealized appreciation                 $          67,193
Gross unrealized depreciation                           (22,128)
                                              ------------------
Net unrealized appreciation                   $          45,065
                                              ==================


             5 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 8, 2007, which is a date within 90 days of the filing date of this report on Form N-Q, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) Prior to the evaluation of its internal controls in connection with the certifications in this report, the registrant's management became aware that other investment companies (not affiliated with the registrant) that invested in certain municipal securities referred to as "inverse floaters" and that had transferred certain municipal bonds to special purpose trusts for the purpose of investing in such inverse floaters, accounting for such transfers as "sales" in accordance with common practice in the mutual fund industry, had restated their financial statements to apply the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," ("FAS 140") to the transfers of such municipal bonds in connection with their investments in inverse floaters, in response to comments by their independent public accountants about the sale accounting treatment that had previously been applied by such investment companies to such transfers.

      Prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.

      There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the registrant revised and enhanced controls over the application of FAS 140.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester North Carolina Municipal Fund

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer

Date: February 8, 2007

By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer

Date: February 8, 2007